Intangible Assets (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Image P2P Trading Group Limited [Member]
Amortization expenses	$ 5,252	$ 5,524	$ 10,853	$ 11,571